Loans	12 Months Ended
Dec. 31, 2011
Loans [Abstract]
Loans

NOTE 6 - LOANS

Loans at December 31, 2011 and 2010 consisted of the following:

	2011	2010
	(Dollars in thousands)

Commercial, financial, and agricultural	$28,963	$21,576
Real estate:
Residential	127,450	114,268
Non-residential	126,415	140,103
Construction	5,237	4,084
Consumer	11,203	10,676
Credit card	2,697	2,598

Total	$301,965	$293,305

Fixed-rate loans amounted to $109,344,000 at December 31, 2011 and $97,789,000 at December 31, 2010.

The following presents the balances in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2011 and 2010:

			Non	-
		Residential residential Construction
		real		real	real		Credit
	Commercial	estate		estate	estate	Consumer	card	Total
2011		(Dollars in thousands)

Allowance for loan losses:
Ending allowance balance
attributable to loans:
Individually
evaluated for
impairment	$-	$496		$646	$53	$-	$-	$1,195
Collectively
evaluated for
impairment	615	1,409		1,280	126	84	69	3,583

Total	$615	$1,905		$1,926	$179	$84	$69	$4,778

Loans:
Loans individually
evaluated for
impairment	$685	$2,912		$11,220	$1,059	$-	$-	$15,876
Loans collectively
evaluated for
impairment	28,278	124,538		115,195	4,178	11,203	2,697	286,089

Total	$28,963	$127,450		$126,415	$5,237	$11,203	$2,697	$301,965

			Non	-
		Residential residential Construction
		real		real	real		Credit
	Commercial	estate		estate	estate	Consumer	card	Total
2010		(Dollars in thousands)

Allowance for loan losses:
Ending allowance balance
attributable to loans:
Individually
evaluated for
impairment	$39	$338		$377	$210	$-	$-	$964
Collectively
evaluated for
impairment	503	1,519		1,672	137	85	75	3,991

Total	$542	$1,857		$2,049	$347	$85	$75	$4,955

Loans:
Loans individually
evaluated for
impairment	$238	$2,108		$12,030	$1,665	$-	$-	$16,041
Loans collectively
evaluated for
impairment	21,338	112,160		128,073	2,419	10,676	2,598	277,264

Total	$21,576	$114,268		$140,103	$4,084	$10,676	$2,598	$293,305

The following represents loans individually evaluated for impairment by class of loans as of December 31, 2011 and 2010:

		2011			2010
			Allowance			Allowance
			for			for
	Unpaid		loan	Unpaid		loan
	principal	Recorded	losses	principal	Recorded	losses
	balance	investment	allocated	balance	investment	allocated
			(Dollars in thousands)
With no related allowance recorded:
Agricultural loans	$-	$-	$-	$-	$-	$-
Commercial loans	630	630	-	116	116	-
Commercial overdraft LOC	55	55	-	-	-	-
Commercial non-profit/political
subdivisions	-	-	-	-	-	-
Open-end home equity	19	19	-	24	24	-
1 – 4 family real estate
(1st mortgages)	873	863	-	407	397	-
1 – 4 family real estate
(Jr. mortgages)	77	77	-	-	-	-
Multifamily real estate	-	-	-	-	-	-
Farm real estate	-	-	-	-	-	-
Non-farm/non-residential
real estate	8,246	8,246	-	9,215	9,149	-
Construction real estate	-	-	-	-	-	-
Consumer loans – vehicle	-	-	-	-	-	-
Consumer overdraft LOC	-	-	-	-	-	-
Consumer loans:
Mobile home	-	-	-	-	-	-
Home improvement	-	-	-	-	-	-
Other	-	-	-	-	-	-
MasterCard/VISA	-	-	-	-	-	-
With an allowance recorded:
Agricultural loans	-	-	-	-	-	-
Commercial loans	-	-	-	58	58	9
Commercial overdraft LOC	-	-	-	64	64	30
Commercial non-profit/political
subdivisions	-	-	-	-	-	-
Open-end home equity	-	-	-	48	17	6
1 – 4 family real estate
(1st mortgages)	2,097	1,818	433	1,683	1,548	300
1 – 4 family real estate
(Jr. mortgages)	135	135	63	122	122	32
Multifamily real estate	-	-	-	-	-	-
Farm real estate	-	-	-	-	-	-
Non-farm/non-residential
real estate	3,395	2,974	646	3,484	2,881	377
Construction real estate	1,059	1,059	53	1,845	1,665	210
Consumer loans – vehicle	-	-	-	-	-	-
Consumer overdraft LOC	-	-	-	-	-	-
Consumer loans:
Mobile home	-	-	-	-	-	-
Home Improvement	-	-	-	-	-	-
Other	-	-	-	-	-	-
MasterCard/VISA	-	-	-	-	-	-

Total	$16,586	$15,876	$1,195	$17,066	$16,041	$964

Croghan categorizes loans into risk categories based on relevant information about the ability of the borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Bank uses the following definitions for risk ratings:

  Special Mention – Loans classified special mention possess some credit deficiency or potential weakness that deserves close attention, but do not yet warrant substandard classification. Such loans pose unwarranted financial risk that, if not corrected, could weaken the loan and increase risk of losses in the future.
  Substandard – Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans classified as substandard have well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are categorized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.
  Doubtful – Loans classified as doubtful have all of the weaknesses of those classified as substandard. Additionally, however, these weaknesses make collection or liquidation in full based on existing conditions improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans. The following presents loans as of December 31, 2011 and 2010 that are collectively evaluated for impairment and are considered not impaired. Investments in each category found below do not include loans that are deemed impaired and analyzed individually for impairment which were presented previously:

		Special	Sub	-		Not
	Pass	mention		standard	Doubtful	rated
2011		(Dollars in thousands)

Agricultural loans	$3,207	$-		$-	$-	$-
Commercial loans	23,596	192		10	-	-
Commercial overdraft LOC	-	-		-	-	353
Commercial non-profit/political subdivisions	920	-		-	-	-
Open-end home equity	26,879	449		268	-	-
1 – 4 family real estate (1st mortgages)	83,743	1,233		2,250	-	-
1 – 4 family real estate (Jr. mortgages)	9,416	-		300	-	-
Multifamily real estate	5,973	-		2,856	-	-
Farm real estate	8,645	47		-	-	-
Non-farm/non-residential real estate	80,391	12,279		5,004	-	-
Construction real estate	3,220	-		958	-	-
Consumer loans – vehicle	3,408	3		5	-	-
Consumer overdraft LOC	-	-		-	-	236
Consumer loans:
Mobile home	706	18		-	-	-
Home improvement	194	-		-	-	-
Other	6,577	36		20	-	-
MasterCard/VISA	-	-		-	-	2,697

Total	$256,875	$14,257		$11,671	$-	$3,286

		Special	Sub	-		Not
	Pass	mention		standard	Doubtful	rated
2010		(Dollars in thousands)

Agricultural loans	$2,366	$-		$-	$-	$-
Commercial loans	17,407	143		249	-	-
Commercial overdraft LOC	-	-		-	-	268
Commercial non-profit/political subdivisions	906	-		-	-	-
Open-end home equity	22,301	165		229	-	-
1 – 4 family real estate (1st mortgages)	78,982	2,700		3,399	-	-
1 – 4 family real estate (Jr. mortgages)	4,103	61		219	-	-
Multifamily real estate	9,771	-		2,994	-	-
Farm real estate	8,579	64		79	-	-
Non-farm/non-residential real estate	94,428	4,218		7,941	-	-
Construction real estate	1,221	224		973	-	-
Consumer loans – vehicle	2,414	13		9	-	-
Consumer overdraft LOC	-	-		-	-	172
Consumer loans:
Mobile home	706	7		-	-	-
Home improvement	103	-		-	-	-
Other	7,160	43		49	-	-
MasterCard/VISA	-	-		-	-	2,598

Total	$250,447	$7,638		$16,141	$-	$3,038

The Bank's investment in impaired loans, including troubled debt restructurings, amounted to $9,498,000 at December 31, 2011 and $8,792,000 at December 31, 2010. The following is provided with respect to impaired loans:

	2011	2010	2009
		(Dollars in thousands)
Average investment in impaired loans	$9,425	$6,392	$7,396
Interest income recognized on impaired loans	$281	$345	$237
Interest income recognized on a cash basis
on impaired loans	$33	$36	$33

The following presents the recorded investment by class of loans which are not on nonaccrual and have collectively been evaluated for impairment as of December 31, 2011 and 2010.

	30	– 89	90	+
	days		days		Total	Not
	past due		past due		past due	past due	Total
2011			(Dollars in thousands)

Agricultural loans	$-		$-		$-	$3,207	$3,207
Commercial loans	16		-		16	23,782	23,798
Commercial overdraft LOC	-		-		-	353	353
Commercial non-profit/political subdivisions	-		-		-	920	920
Open-end home equity	213		91		304	27,293	27,597
1 – 4 family real estate (1st mortgages)	2,046		566		2,612	84,614	87,226
1 – 4 family real estate (Jr. mortgages)	48		9		57	9,658	9,715
Multifamily real estate	-		-		-	8,829	8,829
Farm real estate	38		-		38	8,655	8,693
Non-farm/non-residential real estate	616		-		616	97,057	97,673
Construction real estate	-		-		-	4,178	4,178
Consumer loans – vehicle	6		-		6	3,410	3,416
Consumer overdraft LOC	9		-		9	227	236
Consumer loans:
Mobile home	18		-		18	706	724
Home Improvement	-		-		-	194	194
Other	41		-		41	6,592	6,633
MasterCard/VISA	30		6		36	2,661	2,697

Total	$3,081		$672		$3,753	$282,336	$286,089

2010

Agricultural loans	$-		$-		$-	$2,366	$2,366
Commercial loans	28		-		28	17,772	17,800
Commercial overdraft LOC	-		-		-	268	268
Commercial non-profit/political subdivisions	-		-		-	906	906
Open-end home equity	184		27		211	22,484	22,695
1 – 4 family real estate (1st mortgages)	1,823		520		2,343	82,738	85,081
1 – 4 family real estate (Jr. mortgages)	57		31		88	4,295	4,383
Multifamily real estate	-		-		-	12,764	12,764
Farm real estate	64		-		64	8,658	8,722
Non-farm/non-residential real estate	253		-		253	106,333	106,586
Construction real estate	-		-		-	2,419	2,419
Consumer loans – vehicle	27		-		27	2,409	2,436
Consumer overdraft LOC	1		3		4	168	172
Consumer loans:
Mobile home	5		-		5	708	713
Home improvement	-		-		-	103	103
Other	63		1		64	7,188	7,252
MasterCard/VISA	-		4		4	2,594	2,598

Total	$2,505		$586		$3,091	$274,173	$277,264

Loans on nonaccrual of interest amounted to $4,671,000 at December 31, 2011 and $4,127,000 at December 31, 2010. Loans 90 days or more past due and still accruing interest amounted to $672,000 at December 31, 2011 and $586,000 at December 31, 2010. Total troubled debt restructurings amounted to $4,827,000 at December 31, 2011 and $4,665,000 at December 31, 2010.

The following presents the recorded investment in loans past due and over 90 days still on accrual, nonaccrual, and troubled debt restructuring by class of loans as of December 31, 2011 and 2010:

			Total
	Loans past due		troubled
	90+ days		debt
	still accruing	Nonaccrual	restructurings
2011	(Dollars in thousands)

Agricultural loans	$-	$-	$-
Commercial loans	-	88	54
Commercial overdraft LOC	-	-
Commercial non-profit/political subdivisions	-	-	-
Open-end home equity	91	19	-
1 – 4 family real estate (1st mortgages)	566	2,338	413
1 – 4 family real estate (Jr. mortgages)	9	113	99
Multifamily real estate	-	-	-
Farm real estate	-	-	-
Non-farm/non-residential real estate	-	1,054	3,569
Construction real estate	-	1,059	692
Consumer loans – vehicle	-	-	-
Consumer overdraft LOC	-	-	-
Consumer loans:
Mobile home	-	-	-
Home improvement	-	-	-
Other	-	-	-
MasterCard/VISA	6	-	-

Total	$672	$4,671	$4,827

			Total
	Loans past due		troubled
	90+ days		debt
	still accruing	Nonaccrual	restructurings
2010	(Dollars in thousands)

Agricultural loans	$-	$-	$-
Commercial loans	-	-	58
Commercial overdraft LOC	-	-	71
Commercial non-profit/political subdivisions	-	-	-
Open-end home equity	27	20	-
1 – 4 family real estate (1st mortgages)	520	1,800	267
1 – 4 family real estate (Jr. mortgages)	31	-	-
Multifamily real estate	-	-	-
Farm real estate	-	-	-
Non-farm/non-residential real estate	-	1,832	3,079
Construction real estate	-	475	1,190
Consumer loans – vehicle	-	-	-
Consumer overdraft LOC	3	-	-
Consumer loans – mobile home	-	-	-
Consumer loans – home improvement	-	-	-
Consumer loans – other	1	-	-
MasterCard/VISA	4	-	-

Total	$586	$4,127	$4,665

The following presents the recorded investment in troubled debt restructured ("TDR") loans by class of loans which occurred during the year ended December 31, 2011:

Allowance
for
	Number		loan
	of	Recorded	losses
	contracts	investment	allocated
(Dollars in thousands)

Agricultural loans	-	$-	$-
Commercial loans	1	54	-
Commercial overdraft LOC	-	-	-
Commercial non-profit/political subdivisions	-	-	-
Open-end home equity	-	-	-
1 – 4 family real estate (1st mortgages)	3	184	77
1 – 4 family real estate (Jr. mortgages)	-	-	-
Multifamily real estate	4	607	228
Farm real estate	-	-	-
Non-farm/non-residential real estate	-	-	-
Construction real estate	-	-	-
Consumer loans – vehicle	-	-	-
Consumer overdraft LOC	-	-	-
Consumer loans – mobile home	-	-	-
Consumer loans – home improvement	-	-	-
Consumer loans – other	-	-	-
MasterCard/VISA	-	-	-

Total	8	$845	$305

During the year ended December 31, 2011, there was a recorded investment of restructured loans totaling $845,000, that had an Allowance for Loan Losses allocated in the amount of $305,000, including $228,000 in the non-residential real estate category and $77,000 in the residential real estate category.

Within the TDR portfolio, four of the loan modifications resulted in principal reductions. Three of the multifamily real estate loans, to the same borrower, had a restructured rate. The other multifamily real estate loan has been placed in OREO.

Impaired loans had a related allowance for loan losses of $1,195,000 at December 31, 2011 and $964,000 at December 31, 2010. The following is a summary of the activity in the allowance for loan losses of impaired loans, which is part of the Bank's overall allowance for loan losses summarized in Note 7, for the years ended December 31, 2011, 2010, and 2009:

	2011	2010	2009
	(Dollars in thousands)

Balance at beginning of year	$964	$249	$114
Provision charged to operations	1,249	1,388	1,172
Loans charged-off	(1,018)	(673)	(1,037)

Balance at end of year	$1,195	$964	$249

No additional funds are committed to be advanced in connection with impaired loans.

Certain directors and executive officers, including their immediate families and companies in which they are principal owners, are loan clients of the Bank. Such loans are made in the ordinary course of business in accordance with the Bank's normal lending policies, including the interest rate charged and collateralization, and do not represent more than a normal collection risk. Such loans amounted to $860,000 and $756,000 at December 31, 2011 and 2010, respectively.

The following is a summary of activity during 2011, 2010, and 2009, with loan renewals included in additions and repayments:

	Balance at			Balance
	beginning	Additions	Repayments	at end
		(Dollars in thousands)
2011	$756	$398	$294	$860
2010	$1,108	$350	$702	$756
2009	$1,101	$237	$230	$1,108

Most of the Bank's lending activity is with clients primarily located within Sandusky County, Ottawa County, Wood County, the Village of Green Springs, and a portion of Huron County. Credit concentrations, as determined using the North American Industry Classification System, that exceeded 5% of total loans at December 31, 2011 and 2010 included $14,589,000 and $11,585,000, respectively, to borrowers in the construction industry; $19,916,000 and $19,713,000, respectively, to borrowers in the accommodation and food service industry; and $20,715,000 and $24,412,000, respectively, to borrowers in the manufacturing industry.

The construction industry concentration includes loans to residential and commercial contractors who construct or install roads, sewers, bridges, homes, hotels, motels, apartment or commercial buildings, electrical and plumbing infrastructure, and air comfort systems. These loans are generally secured by real property, equipment, and receivables. Repayment is expected from cash flow from providing such services. The accommodation and food service industry concentration includes loans for the construction, purchase, and operation of hotels, restaurants, lounges, and campgrounds. These loans are generally secured by real property and equipment. Repayment is expected from cash flow from providing accommodations and food service to tourists, primarily visiting the Lake Erie region. The manufacturing industry concentration includes loans to local manufacturers who produce goods for a wide variety of industries, including chemical, automotive, and food processing. These loans are generally secured by real property, equipment, and receivables. Repayment is expected from cash flows generated from these operations.

Credit losses arising from the Bank's lending experience in these industries compare favorably with the Bank's loss experience on its loan portfolio as a whole. Credit evaluation of construction industry and accommodation and food service industry lending is based on an evaluation of cash flow coverage of principal and interest payments and the adequacy of collateral received.